Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Measurements
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$640,526	$—	$—	$640,526
Forward currency contracts	—	149,098	—	149,098
Swap contracts	—	1,474,132	—	1,474,132
Cash and cash equivalents
U.S. money market fund	157,846			157,846
U.S. commercial paper	—	3,939,741	—	3,939,741
Securities owned
U.S. Government-sponsored enterprises	—	59,672,553	—	59,672,553
U.S. mutual fund	6,731,761	—	—	6,731,761
U.S. Exchange-traded funds	3,209,500	—	—	3,209,500
Total	$10,739,633	$65,235,524	$—	$75,975,157

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$2,644,659	$—	$—	$2,644,659
Forward currency contracts	—	25,627	—	25,627
Swap contracts	—	1,179,312	—	1,179,312
Cash and cash equivalents
U.S. money market fund	2,543,917			2,543,917
U.S. commercial paper	—	5,815,806		5,815,806
Securities owned
U.S. Government-sponsored enterprises	—	59,683,241	—	59,683,241
U.S. corporate bonds	—	4,066,723	—	4,066,723
U.S. mutual fund	7,683,587	—	—	7,683,587
U.S. Exchange-traded funds	3,209,400	—	—	3,209,400
Total	$16,081,563	$70,770,709	$—	$86,852,272

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$2,644,659	$—	$—	$2,644,659
Forward currency contracts	—	25,627	—	25,627
Swap contracts	—	1,179,312	—	1,179,312
Cash and cash equivalents
U.S. money market fund	2,543,917			2,543,917
U.S. commercial paper		5,815,806		5,815,806
Securities owned
U.S. Government-sponsored enterprises	—	59,683,241	—	59,683,241
U.S. corporate bonds	—	4,066,723	—	4,066,723
U.S. mutual fund	7,683,587	—	—	7,683,587
U.S. Exchange-traded funds	3,209,400	—	—	3,209,400
Total	$16,081,563	$70,770,709	$—	$86,852,272

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 11. See the consolidated condensed schedule of investments for detail by sector.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$2,279,924	$—	$—	$2,279,924
Forward currency contracts	—	705	—	705
Swap contracts	—	(734,698)	—	(734,698)
Cash and cash equivalents
U.S. money market fund	3,965,046		—	3,965,046
Foreign commercial paper	—	1,328,590	—	1,328,590
U.S. commercial paper	—	44,381,818	—	44,381,818
Securities owned
U.S. commercial paper	—	7,144,238	—	7,144,238
U.S. Government-sponsored enterprises	—	69,209,493	—	69,209,493
U.S. corporate bonds	—	11,158,232	—	11,158,232
Total	$6,244,970	$132,488,378	$—	$138,733,348